Schedule of Investments (unaudited) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,555	$1,719,286
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,523,658
Series D, Sub Lien, 6.00%, 10/01/42	5,740	6,566,158
Series D, Sub Lien, 7.00%, 10/01/51	1,765	2,058,149
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	3,246,340

		16,113,591

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,360	1,611,682

Arizona — 4.3%
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	180	208,402
5.00%, 05/15/56	725	822,933
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,400	3,800,928
Salt Verde Financial Corp., RB 5.00%, 12/01/32	10,030	13,386,841
5.00%, 12/01/37	7,460	10,644,674

		28,863,778

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,985	5,605,483

California — 6.5%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	4,230	6,851,543
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,465	2,686,924
Series A, 4.00%, 04/01/45	790	936,577
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	290	316,193
Series A, 5.25%, 08/15/49	715	772,972
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	2,970	3,090,701
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,495	1,648,282
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	690	930,444
Series A, AMT, 5.00%, 05/15/32	825	1,107,678
Series A, AMT, 5.00%, 05/15/33	815	1,088,644
Series A, AMT, 5.00%, 05/15/38	580	762,932
Series A, AMT, 5.00%, 05/15/39	625	821,263
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,070	1,108,188
Series A-2, 5.00%, 06/01/47	4,335	4,480,699
Riverside County Transportation Commission, RB, CAB(b)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	3,226,250
Series B, Senior Lien, 0.00%, 06/01/42	6,000	3,751,440
Series B, Senior Lien, 0.00%, 06/01/43	5,000	3,025,800

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, CAB(b)
Series B, 0.00%, 08/01/34	$3,500	$2,767,275
Series B, 0.00%, 08/01/36	4,000	2,965,920
State of California, Refunding GO, 3.00%, 12/01/46	1,010	1,107,172
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	690	781,632

		44,228,529

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	3,485	4,599,260
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,565	4,133,083
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,580	3,024,482

		11,756,825

Connecticut — 0.4%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	670	815,892
Series A, 4.00%, 05/01/39	420	508,343
State of Connecticut, GO, Series A, 4.00%, 01/15/38	1,300	1,573,130

		2,897,365

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,280	2,631,599

District of Columbia — 6.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	23,035	23,691,728
District of Columbia, Refunding RB 5.00%, 04/01/35	865	1,056,675
5.00%, 10/01/48	4,590	5,602,784
Series A, 6.00%, 07/01/23(c)	1,480	1,644,265
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	690	848,148
Series A, AMT, 4.00%, 10/01/38	690	846,071
Series A, AMT, 4.00%, 10/01/39	1,025	1,250,387
Series A, AMT, 4.00%, 10/01/40	830	1,010,459
Series A, AMT, 4.00%, 10/01/41	765	926,996
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,990	4,103,316
Series B, Subordinate, 4.00%, 10/01/49	1,550	1,783,740

		42,764,569

Florida — 3.8%
Capital Projects Finance Authority, RB
Series A-1, 5.00%, 10/01/32	395	501,204
Series A-1, 5.00%, 10/01/33	435	550,127
Series A-1, 5.00%, 10/01/34	435	547,765
Series A-1, 5.00%, 10/01/35	145	181,968
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,975,010
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	655	792,687
Series A, 4.00%, 10/01/38	655	791,738
Series A, 4.00%, 10/01/39	490	591,342
County of Sarasota Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	875	1,135,085
Series A, 5.00%, 10/01/50	1,310	1,683,494

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a)
Series A, 5.00%, 06/15/40	$435	$507,188
Series A, 5.00%, 06/15/50	1,455	1,666,441
Series A, 5.00%, 06/15/55	875	999,845
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(c)	5,885	5,952,913
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	3,159	2,001,047
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,535	4,466,826

		25,344,680

Georgia — 2.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,010	1,173,539
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	710	828,471
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,455	1,483,533
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	990	1,389,752
Series A, 5.00%, 05/15/36	990	1,407,463
Series A, 5.00%, 05/15/37	1,085	1,562,541
Series A, 5.00%, 05/15/38	600	876,456
Series A, 5.00%, 05/15/49	1,990	3,144,976
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,145	3,551,806
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,230	1,407,046

		16,825,583

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	1,485	1,831,569

Illinois — 12.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,905	3,278,757
Series D, 5.00%, 12/01/46	3,805	4,239,039
Series H, 5.00%, 12/01/36	920	1,120,854
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,280	1,506,227
Series D, 5.00%, 12/01/25	1,650	1,941,406
Series F, 5.00%, 12/01/22	1,250	1,323,813
Series G, 5.00%, 12/01/34	915	1,124,910
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,895	2,282,414
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	2,055	2,088,887
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	2,000	2,109,840
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,525	1,666,627
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	475	536,399
Series A, 5.00%, 02/15/50	265	297,937
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	2,605	3,367,744
Series C, 5.00%, 01/01/37	5,455	6,275,377
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,760	2,112,246

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	$2,710	$3,137,909
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(b)	10,455	6,364,063
State of Illinois, GO 5.00%, 02/01/39	2,990	3,275,605
Series A, 5.00%, 04/01/38	9,030	9,535,861
Series D, 5.00%, 11/01/24	5,590	6,407,873
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/30	10,400	13,073,632
Series B, 5.00%, 10/01/28	1,965	2,492,838
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	2,128,886

		81,689,144

Indiana — 2.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,685,933
AMT, 7.00%, 01/01/44	3,680	4,073,208
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	6,305	6,357,521
Series A, AMT, 5.00%, 07/01/44	880	943,377
Series A, AMT, 5.00%, 07/01/48	2,905	3,128,830
Series A, AMT, 5.25%, 01/01/51	790	856,234
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,656,407

		19,701,510

Iowa — 1.2%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	2,125	2,341,941
Series B, 5.25%, 12/01/50(f)	5,515	6,070,085

		8,412,026

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(c)	1,915	2,053,799
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,515	3,070,060
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(g)	2,325	2,874,700

		7,998,559

Louisiana — 0.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	610	611,336
Series A, 5.25%, 05/15/32	2,160	2,237,760
Series A, 5.25%, 05/15/33	2,345	2,429,092
Series A, 5.25%, 05/15/35	985	1,062,736

		6,340,924

Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	840	1,028,714
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,540	3,626,270

		4,654,984

Massachusetts — 0.4%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,245	2,890,729

Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	8,665	9,074,161

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	$1,640	$1,936,906
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,925	1,935,568
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,000	2,526,800
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,120	2,581,461

		18,054,896

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,030	2,335,637
Series A, 5.25%, 02/15/53	4,060	5,041,992

		7,377,629

Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,830	6,860,686
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	480	520,142
Series A, 4.00%, 07/01/46	1,205	1,455,555
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	855	865,397
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	890	897,129

		10,598,909

Nebraska — 0.7%
Central Plains Energy Project, RB 5.25%, 09/01/37	1,610	1,694,702
5.00%, 09/01/42	2,815	2,955,272

		4,649,974

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,055	3,211,477
Series C, AMT, 4.88%, 11/01/42	1,585	1,673,554

		4,885,031

New Jersey — 14.6%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	3,280	3,671,993
5.25%, 11/01/44	2,980	3,300,052
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,350	4,025,092
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(d)(e)	3,680	73,600
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	1,030	1,195,366
4.00%, 11/01/39	825	954,203
5.00%, 06/15/49	4,650	5,773,579
Series EEE, 5.00%, 06/15/48	7,320	9,045,763
AMT, 5.38%, 01/01/43	2,285	2,511,192
Series B, AMT, 5.63%, 11/15/30	2,035	2,291,736
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	2,905	3,427,319
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	8,000	8,847,520
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.00%, 06/15/44	3,765	4,103,083

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 4.00%, 06/15/50	$3,010	$3,452,741
Series BB, 5.00%, 06/15/50	9,895	12,177,579
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	3,035	3,170,756
Series A, 4.00%, 01/01/42	1,470	1,780,861
Series E, 5.00%, 01/01/45	5,095	5,823,738
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,135	1,442,755
Series A, 3.00%, 06/01/32	2,620	3,039,174
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,070	1,313,746
Sub-Series B, 5.00%, 06/01/46	14,320	17,151,207

		98,573,055

New York — 16.9%
City of New York, GO, Series C, 5.00%, 08/01/42	2,255	2,932,537
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,640	5,220,742
Series B, 5.25%, 11/15/39	1,650	1,855,359
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	3,982,904
Series C-1, 5.00%, 11/15/50	1,040	1,292,907
Series C-1, 5.25%, 11/15/55	1,545	1,950,655
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,055	1,247,991
Series A, 4.00%, 07/01/50	2,155	2,552,619
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,135	2,211,583
Series F-1, (FHA), 2.40%, 11/01/46	5,110	5,137,492
Series F-1, (FHA), 2.50%, 11/01/51	3,520	3,566,112
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	435	481,432
Series A, Class A, (AGM), 3.00%, 01/01/39	435	479,479
Series A, Class A, (AGM), 3.00%, 01/01/40	305	335,567
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	4,805	4,918,158
Series C, Subordinate, 4.00%, 05/01/45	2,190	2,625,963
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	875	1,066,293
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	840	842,948
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,400	3,448,722
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	9,395	10,285,552
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	7,830	8,651,837
Series 2, Class 2, 5.15%, 11/15/34	660	743,477
Series 2, Class 2, 5.38%, 11/15/40	1,655	1,869,703
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	6,826,100
New York State Environmental Facilities Corp., RB,
Series B, Subordinate, 5.00%, 06/15/48	3,535	4,458,448
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	15,980	18,875,416

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB (continued)
Series A, 3.00%, 03/15/50	$2,595	$2,784,176
New York Transportation Development Corp., ARB,
Series A, AMT, 5.25%, 01/01/50	1,165	1,318,244
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	715	925,703
AMT, 5.00%, 10/01/40	2,020	2,582,691
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,985	2,370,904
Series A, 5.00%, 11/15/54	1,705	2,197,609
Series A, 5.00%, 11/15/56	1,785	2,323,784
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,620	1,809,644

		114,172,751

North Carolina — 1.4%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	4,150	4,557,696
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	235	266,006
Series A, 5.00%, 10/01/40	350	429,688
Series A, 4.00%, 10/01/45	215	241,860
Series A, 5.00%, 10/01/45	620	757,931
Series A, 4.00%, 10/01/50	260	292,505
Series A, 5.00%, 10/01/50	700	845,831
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,080	1,738,206

		9,129,723

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,885	2,334,893

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	580	695,640
Series A-2, Class 1, 4.00%, 06/01/38	580	693,523
Series A-2, Class 1, 4.00%, 06/01/39	580	691,070
Series A-2, Class 1, 4.00%, 06/01/48	1,525	1,781,597
Series B-2, Class 2, 5.00%, 06/01/55	6,675	7,832,311
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	800	979,248
Series A, 6.13%, 07/01/22(c)	75	79,130
Series A, 6.13%, 07/01/40	1,205	1,258,165
Series A, 4.00%, 12/01/49	1,015	1,195,954
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,200	1,424,244
Series A, 3.75%, 08/15/50	2,110	2,418,250
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,480	1,741,916
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,585	1,750,870

		22,541,918

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,350	2,879,549

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	$4,065	$4,679,343
Series C, 4.00%, 01/01/42	3,845	4,440,206

		11,999,098

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	3,390	3,985,420
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,630	4,590,135

		8,575,555

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone
Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	375	430,763
Subordinate, 5.13%, 05/01/32	470	560,654
Subordinate, 5.38%, 05/01/42	870	1,023,590
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,240	1,288,236
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	2,505	3,088,139
Series A, 4.00%, 09/01/49	1,135	1,272,074
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,931,559
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,665	5,481,841
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,463,402

		17,540,258

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,365	1,398,702
5.63%, 05/15/43	1,360	1,375,830
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	4,920	5,095,004
Series A, Senior Lien, 5.13%, 07/01/37	1,410	1,458,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	4,652,015
Series A-1, Restructured, 5.00%, 07/01/58	14,252	16,605,433
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,214,907
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,823,085
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	10,294	3,439,020

		40,062,444

Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,060	3,514,441
Series B, 4.50%, 06/01/45	5,175	5,761,793
Series B, 5.00%, 06/01/50	5,765	6,600,464

		15,876,698

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 5.4%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 04/01/44	$160	$184,387
4.00%, 04/01/49	150	162,702
5.00%, 04/01/49	480	544,718
4.00%, 04/01/54	370	400,558
5.00%, 04/01/54	875	990,343
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	5,115	6,091,198
Series A, 5.00%, 05/01/48	6,075	7,428,935
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	12,065	13,605,218
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	2,805	3,198,149
Series E, 5.25%, 12/01/55	3,335	3,899,549

		36,505,757

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	315	368,119
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,240	4,188,575
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,350	1,602,153
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	1,925	2,365,767

		8,524,614

Texas — 7.8%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,370	5,109,929
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(c)	700	748,608
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	385	438,253
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,891,057
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	493,979
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	880	965,518
Harris County-Houston Sports Authority, Refunding RB(b)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	6,000	2,746,740
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,307,882
Harris County-Houston Sports Authority, Refunding RB, CAB(b)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,867,950
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	12,580	5,985,061
Midland County Fresh Water Supply District No.1, RB, CAB(b)
Series A, 0.00%, 09/15/40	9,780	4,549,460
Series A, 0.00%, 09/15/41	5,420	2,391,846
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 04/01/25(c)	355	416,053

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/46(a)	$1,980	$1,983,148
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,555	3,178,446
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	9,025	11,119,251
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,310	2,713,788

		52,906,969

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,830	2,196,238
Series A, AMT, 5.00%, 07/01/48	1,735	2,105,891
County of Utah, RB
Series A, 4.00%, 05/15/43	440	527,115
Series A, 3.00%, 05/15/50	1,985	2,134,808

		6,964,052

Virginia — 1.3%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,465	1,633,387
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	3,155	3,295,524
AMT, Senior Lien, 6.00%, 01/01/37	3,790	3,982,153

		8,911,064

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,980	3,552,697
Series C, AMT, 5.00%, 04/01/40	1,475	1,664,847
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	4,420	4,772,716
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	685	798,196

		10,788,456

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,940	3,562,251

Total Municipal Bonds — 125.3% (Cost: $756,846,914)		846,699,124

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	6,196	7,160,073

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	4,475	5,614,001

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,638	4,269,167

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	$7,220	$8,371,012
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	2,897	3,181,867

		11,552,879

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	5	6,196
Series C, 4.00%, 02/15/41	2,800	3,203,446

		3,209,642

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,153	4,646,088
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	9,088	10,900,340
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(c)	4,427	4,470,598

		20,017,026

New York — 11.9%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(i)	1,015	1,019,134
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	20,864	21,244,562
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	12,611	12,794,806
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,655	3,166,725
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,060	14,159,405
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	5,805	6,789,399
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,155	15,384,509
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	6,011,144

		80,569,684

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	4,960	5,918,074

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,766,271

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22	3,137	3,269,040

Texas — 6.6%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,003	6,288,066
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	4,900	5,259,072
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	4,140	4,245,984
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(c)	6,650	6,731,130

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	$5,505	$5,698,831
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	13,920	16,579,416

		44,802,499

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	4,346	5,156,104
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	9,677	11,367,347

		16,523,451

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,575	6,353,109

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.8% (Cost: $199,385,897)		215,024,916

Total Long-Term Investments — 157.1% (Cost: $956,232,811)		1,061,724,040

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	7,070,791	7,072,205

Total Short-Term Securities — 1.0% (Cost: $7,072,205)		7,072,205

Total Investments — 158.1% (Cost: $963,305,016)		1,068,796,245

Other Assets Less Liabilities — 1.0%		6,144,834

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(128,162,659)

VMTP Shares at Liquidation Value — (40.1)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$675,978,420

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2025 to November 15, 2051, is $18,077,257.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$902,787	$6,169,419	(a)	$—	$142	$(143)	$7,072,205	7,070,791	$81	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	79	09/21/21	$10,628	$(141,964)
U.S. Long Bond	62	09/21/21	10,228	(422,616)
5-Year U.S. Treasury Note	54	09/30/21	6,722	(57,698)

				$(622,278)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$846,699,124	$—	$846,699,124
Municipal Bonds Transferred to Tender Option Bond Trusts	—	215,024,916	—	215,024,916
Short-Term Securities
Money Market Funds	7,072,205	—	—	7,072,205

	$7,072,205	$1,061,724,040	$—	$1,068,796,245

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(622,278)	$—	$—	$(622,278)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(128,142,072)	$—	$(128,142,072)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(398,942,072)	$—	$(398,942,072)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

8